Net investment (expense) income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	£ 128	£ 38	£ 20
Interest expense	2,846	4,178	4,329
Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member] | AT1 equity instruments [member] | Barclays PLC [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	115
Financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	£ 99	£ 25	£ 1